Note 10 - Other Comprehensive Income (Loss) - Summary of Other Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flow hedges	$ 1,212,200	$ (14,751,900)
Cash flow hedges	(292,868)	3,564,059
Cash flow hedges	919,332	(11,187,841)
Other comprehensive income	1,212,200	(14,751,900)
Other comprehensive income	(292,868)	3,564,059
Other comprehensive income	$ 919,332	$ (11,187,841)